SCHEDULE OF LOSS PER SHARE BASIS OF REVERSE STOCK SPLIT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Net losses available to common stockholders	$ (54,067,346)	$ (542,500)	$ (54,851,839)	$ (1,654,910)	$ (2,013,488)	$ (3,126,839)
Basic weighted average shares outstanding	4,325,994	994	1,420,307	523	1,417	29
Diluted weighted average shares outstanding	4,325,994	994	1,420,307	523	1,417	29
Basic net loss per share	$ (12.50)	$ (545.79)	$ (38.62)	$ (3,164.41)	$ (1,420.53)	$ (107,896.32)
Diluted net loss per share	$ (12.50)	$ (545.79)	$ (38.62)	$ (3,164.41)	$ (1,420.53)	$ (107,896.32)
Pre Reverse Stock Split [Member]
Net losses available to common stockholders					$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding					85,045,339	1,738,802
Diluted weighted average shares outstanding					85,045,339	1,738,802
Basic net loss per share					$ 0.02	$ 1.80
Diluted net loss per share					$ 0.02	$ 1.80
Post Reverse Stock Split [Member]
Net losses available to common stockholders					$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding					850	17
Diluted weighted average shares outstanding					850	17
Basic net loss per share					$ 2,368.81	$ 183,931.71
Diluted net loss per share					$ 2,368.81	$ 183,931.71
Reverse Stock Split One For Ten Thousand [Member]
Net losses available to common stockholders					$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding					8,505	174
Diluted weighted average shares outstanding					8,505	174
Basic net loss per share					$ 236.74	$ 17,970
Diluted net loss per share					$ 236.74	$ 17,970
Reverse Stock Split One For Fifty Thousand [Member]
Net losses available to common stockholders					$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding					1,701	35
Diluted weighted average shares outstanding					1,701	35
Basic net loss per share					$ 1,183.71	$ 89,338.26
Diluted net loss per share					$ 1,183.71	$ 89,338.26
Reverse Stock Split One For One Lakh [Member]
Net losses available to common stockholders					$ 2,013,488	$ 3,126,839
Basic weighted average shares outstanding					850	17
Diluted weighted average shares outstanding					850	17
Basic net loss per share					$ 2,368.81	$ 183,931.71
Diluted net loss per share					$ 2,368.81	$ 183,931.71